SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Apr. 30, 2017
Furniture and fixtures [Member]
Estimated useful life of the related asset	5 years
Machinery and equipment [Member]
Estimated useful life of the related asset	5 years
Software and hardware [Member]
Estimated useful life of the related asset	5 years